Consolidated Statements of Cash Flows (Supplemental information) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental cash flow information
Interest paid	CAD (470)	CAD (432)	CAD (409)
Income taxes paid	CAD (653)	CAD (725)	CAD (722)